OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 2,603	$ 1,971	$ 1,658
ATM fees	1,133	1,197	1,403
Bank owned life insurance	567	910	1,111
Other	5,089	3,443	5,110
Total	$ 9,392	$ 7,521	$ 9,282